T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.6%
COMMUNICATION SERVICES 3.7%
Entertainment 1.7%
Liberty Media-Liberty Formula One, Class C (1) 4,000,000 173,160
Playtika Holding (1) 2,125,000 57,821
Spotify Technology (1) 650,000 174,168
Zynga, Class A (1) 23,000,000 234,830
639,979
Interactive Media & Services 2.0%
IAC/InterActiveCorp (1) 1,276,735 276,171
Match Group (1) 3,500,000 480,830
757,001
Total Communication Services 1,396,980
CONSUMER DISCRETIONARY 14.1%
Auto Components 1.0%
Aptiv 2,750,000 379,225
379,225
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions (1) 500,000 85,725
Terminix Global Holdings (1)(2) 7,500,000 357,525
443,250
Hotels, Restaurants & Leisure 4.4%
Chipotle Mexican Grill (1) 231,455 328,856
Domino's Pizza  500,000 183,895
DraftKings , Class A (1) 2,000,000 122,660
Hilton Worldwide Holdings  4,000,000 483,680
Marriott International, Class A  1,000,000 148,110
MGM Resorts International  4,500,000 170,955
Vail Resorts  800,000 233,328
1,671,484
Internet & Direct Marketing Retail 1.4%
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $43,768 (GBP) (1)(3) 24,637,800 92,753
DoorDash , Class A (1) 106,498 13,965
DoorDash , Class A, Acquisition Date: 6/17/20, Cost $7,333 (1)(3) 159,747 19,900
Etsy (1) 1,500,000 302,505
Farfetch , Class A (1) 2,115,958 112,188
541,311
Multiline Retail 2.2%
Dollar General  2,200,000 445,764

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Dollar Tree (1) 3,250,000 371,995
817,759
Specialty Retail 3.4%
Burlington Stores (1) 2,100,000 627,480
Five Below (1) 600,000 114,474
O'Reilly Automotive (1) 700,000 355,075
Ross Stores  1,700,000 203,847
1,300,876
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica  (1) 175,000 53,674
VF  1,725,000 137,862
191,536
Total Consumer Discretionary 5,345,441
CONSUMER STAPLES 2.4%
Beverages 0.3%
Boston Beer, Class A (1) 97,697 117,850
117,850
Food & Staples Retailing 1.3%
Casey's General Stores (2) 2,300,000 497,237
497,237
Food Products 0.5%
TreeHouse Foods (1)(2) 3,700,000 193,288
193,288
Household Products 0.3%
Reynolds Consumer Products  4,000,000 119,120
119,120
Total Consumer Staples 927,495
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $4,038 (1)(3)(4) 1,337 7,441
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $33,184 (1)(3)(4) 9,021 50,204
Total Energy 57,645
FINANCIALS 6.2%
Banks 0.5%
Webster Financial  3,500,000 192,885
192,885

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Capital Markets 3.7%
Cboe Global Markets  3,500,000 345,415
Dragoneer Growth Opportunities, Class A (1) 475,000 4,821
Dragoneer Growth Opportunities SPAC/CCC Intelligent Solutions
Holdings PIPE (1)(5) 1,273,239 11,631
KKR  7,000,000 341,950
MarketAxess Holdings  350,000 174,272
Pershing Square Tontine Holdings, Class A (1) 3,000,000 72,030
Pershing Square Tontine Holdings, Class A, Warrants, 7/24/21 (1) 425,000 3,464
Raymond James Financial  1,000,000 122,560
Tradeweb Markets, Class A  4,400,000 325,600
1,401,743
Diversified Financial Services 0.3%
Social Finance, Acquisition Date: 12/30/20, Cost $75,384 (1)(3) 4,090,313 116,129
116,129
Insurance 1.7%
Assurant  2,000,000 283,540
Axis Capital Holdings  3,700,000 183,409
GoHealth , Class A (1) 2,750,000 32,148
Kemper  1,200,000 95,664
Selectquote  (1) 1,750,000 51,642
646,403
Total Financials 2,357,160
HEALTH CARE 25.9%
Biotechnology 4.7%
Alkermes  (1) 7,450,000 139,166
Alnylam Pharmaceuticals (1) 1,250,000 176,488
Argenx , ADR (1) 736,197 202,741
Ascendis Pharma, ADR (1) 300,000 38,664
Exact Sciences (1) 1,500,000 197,670
Exelixis  (1) 2,500,000 56,475
Incyte  (1) 3,500,000 284,445
Ionis Pharmaceuticals (1) 3,750,000 168,600
Kodiak Sciences (1) 200,000 22,678
Neurocrine Biosciences (1) 1,500,000 145,875
Seagen  (1) 1,750,000 243,005
Ultragenyx Pharmaceutical (1) 1,000,000 113,860
1,789,667
Health Care Equipment & Supplies 9.7%
Alcon (1) 3,250,000 228,085
Align Technology (1) 250,000 135,383
Cooper  1,600,000 614,544

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
DENTSPLY SIRONA  1,750,000 111,667
Hologic  (1)(2) 13,500,000 1,004,130
ICU Medical (1) 800,000 164,352
IDEXX Laboratories (1) 150,000 73,396
JAND, Class A, Acquisition Date: 11/19/20, Cost $1,899 (1)(3)(4) 77,240 1,895
Ortho Clinical Diagnostics Holdings (1) 4,750,000 91,651
Quidel  (1) 1,600,000 204,688
Teleflex  2,150,000 893,239
West Pharmaceutical Services  550,000 154,979
3,678,009
Health Care Providers & Services 1.1%
Acadia Healthcare (1)(2) 5,250,000 299,985
Molina Healthcare (1) 525,000 122,724
422,709
Health Care Technology 1.3%
Multiplan (1) 15,500,000 86,025
Veeva Systems, Class A (1) 1,500,000 391,860
477,885
Life Sciences Tools & Services 5.6%
Agilent Technologies  5,750,000 731,055
Avantor  (1) 14,750,000 426,718
Bruker (2) 9,700,000 623,516
PPD (1) 3,150,000 119,196
PRA Health Sciences (1) 1,448,100 222,037
2,122,522
Pharmaceuticals 3.5%
Catalent  (1) 7,515,000 791,405
Elanco Animal Health (1) 8,500,000 250,325
Perrigo (2) 7,000,000 283,290
1,325,020
Total Health Care 9,815,812
INDUSTRIALS & BUSINESS SERVICES 17.4%
Aerospace & Defense 2.5%
BWX Technologies  4,250,000 280,245
Textron (2) 12,000,000 672,960
953,205
Airlines 1.0%
Alaska Air Group  3,000,000 207,630
Southwest Airlines  3,000,000 183,180
390,810

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.4%
Waste Connections  1,500,000 161,970
161,970
Electrical Equipment 0.6%
Array Technologies (1) 4,750,000 141,645
Shoals Technologies Group, Class A (1) 1,995,554 69,405
211,050
Industrial Conglomerates 0.8%
Roper Technologies  745,000 300,488
300,488
Machinery 5.0%
Colfax (1)(2) 8,500,000 372,385
Fortive 4,750,000 335,540
IDEX  2,400,000 502,368
Ingersoll Rand (1) 14,000,000 688,940
1,899,233
Professional Services 5.7%
Clarivate  (1) 16,800,000 443,352
CoStar Group (1) 475,000 390,398
Dun & Bradstreet Holdings (1) 5,000,000 119,050
Equifax  2,100,000 380,373
Leidos Holdings  1,000,000 96,280
TransUnion  4,250,000 382,500
Verisk Analytics  2,100,000 371,049
2,183,002
Road & Rail 1.4%
JB Hunt Transport Services  3,200,000 537,824
537,824
Total Industrials & Business Services 6,637,582
INFORMATION TECHNOLOGY 19.8%
Electronic Equipment, Instruments & Components 3.5%
Amphenol, Class A  2,500,000 164,925
Cognex 1,200,000 99,588
Corning  7,750,000 337,203
Keysight Technologies (1) 3,250,000 466,050
National Instruments  6,250,000 269,906
1,337,672
IT Services 2.8%
Black Knight (1) 3,750,000 277,462
Broadridge Financial Solutions  1,000,000 153,100

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
FleetCor Technologies (1) 1,600,000 429,808
Jack Henry & Associates  500,000 75,860
WEX (1) 700,000 146,454
1,082,684
Semiconductors & Semiconductor Equipment 7.5%
Entegris 3,100,000 346,580
KLA  1,310,000 432,824
Lattice Semiconductor (1) 739,692 33,301
Marvell Technology Group  11,000,000 538,780
Maxim Integrated Products  2,396,700 218,986
Microchip Technology  5,800,000 900,276
Skyworks Solutions  2,000,000 366,960
2,837,707
Software 6.0%
Atlassian , Class A (1) 1,300,000 273,988
Bentley Systems, Class B  600,000 28,158
Bill.com Holdings (1) 600,000 87,300
Ceridian HCM Holding (1) 4,000,000 337,080
Citrix Systems  1,600,000 224,576
Crowdstrike Holdings, Class A (1) 899,000 164,076
DocuSign (1) 2,000,000 404,900
Five9 (1) 575,000 89,890
Fortinet (1) 1,300,000 239,746
nCino  (1) 650,000 43,368
Procore Technologies, Acquisition Date: 7/15/20 - 12/9/20,
Cost $13,094 (1)(3)(4) 232,493 14,647
PTC (1) 800,000 110,120
Splunk  (1) 1,737,000 235,329
Squarespace, Class C, Acquisition Date: 3/16/21,
Cost $10,449 (1)(3)(4) 152,718 10,449
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $21,281 (1)(3)(4) 656,621 21,890
2,285,517
Total Information Technology 7,543,580
MATERIALS 5.5%
Chemicals 0.5%
RPM International  2,000,000 183,700
183,700
Construction Materials 0.4%
Martin Marietta Materials  400,000 134,328
134,328
Containers & Packaging 4.2%
Avery Dennison  2,000,000 367,300

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
Ball  9,500,000 805,030
Gores Holdings V SPAC/ Ardagh Group PIPE (1)(5) 4,543,567 40,810
Packaging Corp. of America  1,000,000 134,480
Sealed Air  5,500,000 252,010
1,599,630
Metals & Mining 0.4%
Kirkland Lake Gold  4,700,000 158,860
158,860
Total Materials 2,076,518
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork , Class A, Acquisition Date: 5/26/15, Cost $3,315 (1)(3) 233,899 2,629
Total Real Estate 2,629
UTILITIES 1.4%
Electric Utilities 0.2%
Eversource Energy  1,000,000 86,590
86,590
Multi-Utilities 1.2%
Ameren  1,750,000 142,380
Sempra Energy  2,250,000 298,305
440,685
Total Utilities 527,275
Total Common Stocks (Cost $20,858,015) 36,688,117
CONVERTIBLE PREFERRED STOCKS 1.0%
CONSUMER DISCRETIONARY 0.8%
Automobiles 0.8%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $60,831 (1)(3)(4) 5,661,867 208,640
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $32,752 (1)(3)(4) 2,114,408 77,916
286,556
Internet & Direct Marketing Retail 0.0%
Maplebear DBA Instacart , Series I, Acquisition Date: 2/26/21,
Cost $9,259 (1)(3)(4) 74,070 9,259
9,259
Total Consumer Discretionary 295,815

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
JAND, Series AA, Acquisition Date: 11/19/20, Cost $3,929 (1)(3)
(4) 159,904 3,922
JAND, Series B, Acquisition Date: 11/19/20, Cost $5 (1)(3)(4) 211 5
Total Health Care 3,927
INFORMATION TECHNOLOGY 0.0%
Software 0.0%
Databricks , Series G, Acquisition Date: 2/1/21, Cost $12,479 (1)
(3)(4) 70,358 12,479
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $2,600 (1)(3)(4) 57,740 3,638
Total Information Technology 16,117
MATERIALS 0.1%
Chemicals 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)(3)
(4) 921,478 38,032
Total Materials 38,032
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
WeWork , Series D-1, Acquisition Date: 12/9/14, Cost $21,046 (1)
(3) 1,263,943 14,207
WeWork , Series D-2, Acquisition Date: 12/9/14, Cost $16,537 (1)
(3) 993,098 11,162
Total Real Estate 25,369
Total Convertible Preferred Stocks (Cost $197,470) 379,260
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Treasury Reserve Fund, 0.04% (2)(6) 1,052,335,951 1,052,336
Total Short-Term Investments (Cost $1,052,336) 1,052,336
Total Investments in Securities 100.4%
(Cost $22,107,821) $ 38,119,713
Other Assets Less Liabilities (0.4)% (141,575)
Net Assets 100.0% $ 37,978,138
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies

T. ROWE PRICE Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $717,197 and represents 1.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $58,168 and was valued at $52,441 (0.1% of net assets).
(6) Seven-day yield
ADR American Depositary Receipts
GBP British Pound
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Mid-Cap Growth Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Acadia Healthcare  $ 571 $ 33,687 $ —
Bruker  2,104 96,351 388
Casey's General Stores  1,029 85,382 782
Colfax  678 44,727 —
Hologic 2,625 18,300 —
Perrigo  12 (29,414) 1,680
Terminix Global Holdings  1,814 (26,921) —
Textron  1,566 91,433 240
TreeHouse Foods  110 35,965 —
T. Rowe Price Treasury Reserve Fund, 0.04% — — 146
Totals $ 10,509# $ 349,510 $ 3,236+

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Acadia Healthcare  $ 251,300 $ 15,650 $ 652 $ 299,985
Bruker  525,061 2,636 532 623,516
Casey's General Stores  410,826 2,031 1,002 497,237
Colfax  315,480 13,040 862 372,385
Hologic 983,205 4,647 2,022 1,004,130
Perrigo  * 85,750 1,118 283,290
Terminix Global Holdings  387,676 1,689 4,919 357,525
Textron  579,960 2,728 1,161 672,960
TreeHouse Foods  157,213 750 640 193,288
T. Rowe Price Treasury Reserve
Fund, 0.04% 986,974  ¤  ¤ 1,052,336
Total $ 5, 356,65 2^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,236 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,757,585 .
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Mid-Cap Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Mid-Cap Growth Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $163,677,000 for the period ended
March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
F64-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 36,297,739 $ 283,852 $ 106,526 $ 36,688,117
Convertible Preferred Stocks — 25,369 353,891 379,260
Short-Term Investments 1,052,336 — — 1,052,336
Total $ 37,350,075 $ 309,221 $ 460,417 $ 38,119,713
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer Out
of Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 149,571 $ 609 $ 31,730 $ (75,384) $ 106,526
Convertible Preferred Stocks 210,299 163,068 59,770 (79,246) 353,891
Total $ 359,870 $ 163,677 $ 91,500 $ (154,630) $ 460,417